Loan Payable - Schedule of Aggregate Minimum Future Principal Payments (Detail) - '2018 Loan Agreement [Member] - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
2020	$ 3,750
2020	7,500	$ 5,625
2021	1,875	7,500
2022		1,875
Long-term debt	$ 13,125	$ 15,000